UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐         Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2024-PJ4

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Manju Madhavan, (212) 902-5268

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 13, 2024

GS Mortgage Securities Corp.
(Depositor)

By:	/s/ Manju Madhavan
Name: Manju Madhavan
Title: President

EXHIBIT INDEX

Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 - Executive Summary

Schedule 2 - Standard Exception Report

Schedule 3 - Complete Exception Report

Schedule 4 - Valuation Report

Schedule 5 - ASF Report

Schedule 6 - Data Compare Report

Schedule 7 - Grades Report

99.2       Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 - Executive Narrative

Schedule 2 - Agency Grading Report

Schedule 3 - ASF Report

Schedule 4 - Valuation Report

Schedule 5 - ATR Report

Schedule 6 - Data Compare

Schedule 7 - Exception Report

99.3       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 - Form ABS Due Diligence-15E

Schedule 2 - Rating Agency Grades

Schedule 3 - Exception Grades

Schedule 4 - Valuation Report

Schedule 5 - Supplemental Data

Schedule 6 - ASF

Schedule 7 - Data Compare Summary

99.4       Disclosures required by Rule 15Ga-2 for Covius Real Estate Services, LLC

Schedule 1 - Executive Summary

Schedule 2 - ASF Report

Schedule 3 - ATR QM Data Report

Schedule 4 - Tape Compare Report

Schedule 5 - Rating Agency Grades Report

Schedule 6 - Valuation Report

Schedule 7 - Exceptions Report

Schedule 8 - Mortgage Properties Data Report

Schedule 9 - Data Report

99.5       Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners LLC

Schedule 1 - Executive Narrative

Schedule 2 - ASF Report

Schedule 3 - Supplemental Data

Schedule 4 - Rating Agency Grades Detail Report

Schedule 5 - Rating Agency Grades Summary Report

Schedule 6 - Valuation Report

Schedule 7 - ATR OR QM Report

Schedule 8 - Data Compare Report

99.6       Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 - Due Diligence Narrative Report

Schedule 2 - ASF Report

Schedule 3 - Conditions Report

Schedule 4 - Loan Level Tape Compare

Schedule 5 - Rating Agency ATR QM Report

Schedule 6 - Valuations Summary

Schedule 7 - Waived Conditions

Schedule 8 - Non ATR QM Report

Schedule 9 - Standard Upload

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